WRL FREEDOM ENHANCER(
					  VARIABLE ANNUITY

					  Issued Through
				WRL SERIES ANNUITY ACCOUNT
						By
			WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated November 1, 2002 to Prospectus Dated May 1, 2002
as Supplemented May 1, 2002 and August 14, 2002

Please use this supplement with the WRL Freedom Enhancer( prospectus dated May 1, 2002, as supplemented May 1, 2002 and August 14, 2002. Please read it carefully and keep it with your May 1, 2002 prospectus, as supplemented May 1, 2002 and August 14, 2002, for future reference.

Effective November 1, 2002:

* Goldman Sachs Asset Management terminates as subadviser of the Goldman Sachs Growth portfolio;
* Marsico Capital Management, LLC replaces Goldman Sachs Asset Management as subadviser of this portfolio;
* the portfolio management fees are reduced from 0.90% to 0.80% per annum of the portfolio's average daily net assets. The portfolio's management fees will be 0.80% of the portfolio's average daily net assets initially, then gradually declining, in 0.50% increments, as the portfolio's average daily net assets increase;
* the Goldman Sachs Growth portfolio is renamed Marsico Growth; and
* the WRL Goldman Sachs Growth subaccount is renamed WRL Marsico Growth.

The portfolio's investment objective remains unchanged.

Effective November 4, 2002:

* AEGON/Transamerica Series Fund, Inc. offers one new investment option under this Contract.

As a result of the foregoing portfolio/subadviser changes, the prospectus is amended in the following respects:

* All references in the prospectus to:

* the Goldman Sachs Growth portfolio are amended to refer to the Marsico Growth portfolio;
* the WRL Goldman Sachs Growth subaccount are amended to refer to the WRL Marsico Growth subaccount; and
* Goldman Sachs Asset Management are amended to refer to Banc of America Capital Management, LLC.

* The first sentence of the second paragraph on the front page is amended to read as follows:

You can put your money into 44 investment choices: a fixed account and 43 subaccounts of the WRL Series Annuity Account.

* All other references to 42 subaccounts or portfolios appearing elsewhere in the prospectus is amended to refer
	to 43.

* The following information is added alphabetically to the tables on the front page and on page 5:

	Janus Global
* The Annuity Contract Fee Table on page 14 is amended as follows:


Portfolio    Management      Other      Rule 12b-1        Total Portfolio
                Fees        Expenses      Fees            Annual Expenses
Janus Global   0.80%		0.15%		N/A				0.95%
Marsico Growth 0.80%		0.10%		N/A				0.90%


* The following information is added to the table under footnote 12 on page 16:



		      Expense Limit   Reimbursement         Expense Ratio
 						Amount 		Without Reimbursement
Janus Global		1.00%		N/A				N/A

* The following information is added to the table on page 17 under
Examples:




Subaccounts


If You Surrender the Contract at the End of the Applicable Time Period

WRL Janus Global	1 Year	3 Years	5 Years	10 Years
			$118		$197		$259		$422

If You Annuitize* or Remain Invested in the Contract at the End of the Applicable Time Period or If You Do Not Surrender or Annuitize Under the Contract

WRL Janus Global	1 Year	3 Years	5 Years	10 Years
			$38		$117		$199		$422


* The following information is added alphabetically to the table on age 31 under Investment Choices:

Portfolio			Janus Global
Investment Objective	Seeks long-term growth of capital in a
				manner consistent with the preservation of capital.
Adviser or Sub-Adviser	Janus Capital Management LLC

The prospectus is also amended as follows:

* The parenthetical in the first sentence of the definition of administrative office under Definitions of Special Terms on page 1 is deleted and the sentence is amended as follows:

Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051.

* The following sentence is added at the end of the second full paragraph on page 6:

We also reserve the right to limit the number of Guaranteed Minimum Income Benefit Riders that you may purchase to one qualified Contract and one nonqualified Contract per owner/annuitant.

* The following sentence is added after the first sentence of the second paragraph on page 10:

We reserve the right to limit the number of Additional Earnings Riders that you may purchase to one per owner/annuitant.

* The second sentence of the Annuity Contract Fee Table footnote (7) on page 15 is amended as follows:

You may add this rider when we issue the Contract or on any Monthiversary before you reach age 76.

* The following paragraph is added after the second paragraph under Guaranteed Minimum Income Benefit Rider on page 22:

If you purchase the rider when you also purchase your Contract and if we receive your complete Contract application on the 29th, 30th or 31st day of the month, then both your Contract date and the rider date will be the 28th day of the month. If you purchase the rider at a future date and if we receive your application for the rider on the 29th, 30th or 31st day of the month, then your rider date will be the first day of the following month.

* The following paragraph is added after the bullet points under Minimum Annuitization Value on page 23:

If you purchase the rider after we issue your Contract and if we receive your application for the rider on the 29th, 30 or 31st of the month, then your rider date will be the first day of the following month. We will use the annuity value as of that date to determine your minimum annuitization value under the rider.

* The first sentence of the paragraph under the first set of bullet points
* under Additional Earnings Rider on page 62 is amended as follows:

You may elect the rider when we issue the Contract or on any Monthiversary during the accumulation period before you reach age 76.

* The following information is added to each of the tables in Appendix B on pages 87, 88, 90 and 91:



Subaccount				WRL Janus Global

1 Year Ended 12/31/99				N/A

5 Years Ended 12/31/99				N/A

10 Years Ended 12/31/99				N/A

Inception of the Subaccount
to 12/31/99(2)					N/A







WRL00203-11/2002

4




This Prospectus Supplement must be accompanied by the WRL Freedom
Enhancer( Prospectus dated May 1, 2002, as supplemented May 1,
2002 and August 14, 2002